Loan Payables (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 21, 2028 CNY (¥)	Jul. 14, 2025 CNY (¥)	Jun. 14, 2022 USD ($)	Jun. 14, 2022 CNY (¥)	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)
Loan Payables [Line Items]
Outstanding loans	$ 2,534,490	$ 2,606,698
One Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount											$ 2,054,992	¥ 15,000,000
Two Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount									$ 205,499	¥ 1,500,000
Percentage of carrying interest rate	12.00%
Three Borrowing Agreement [Member]
Loan Payables [Line Items]
Loan amount							$ 479,498	¥ 3,500,000
Loans Payable [Member]
Loan Payables [Line Items]
Loan repaid (in Yuan Renminbi) | ¥				¥ 1,500,000
Outstanding loans	$ 2,534,490	2,606,698
Interest expense	$ 308,518	$ 313,861	$ 285,353
Forecast [Member]
Loan Payables [Line Items]
Loan amount | ¥					¥ 15,000,000	¥ 3,500,000